Fair Value Measurements (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Percentage of probability of liquidity and equity financing			100.00%
Fair value of the underlying common stock (in Dollars per share)				$ 4
Converted shares (in Shares)		80,000,000
Converted shares value (in Dollars)			$ 17,490,404
Subsequent Event [Member]
Fair Value Measurements [Line Items]
Equity converted rate	100.00%
Minimum [Member]
Fair Value Measurements [Line Items]
Percentage of probability of liquidity and equity financing				85.00%
Maximum [Member]
Fair Value Measurements [Line Items]
Percentage of probability of liquidity and equity financing				100.00%
Common Stock [Member]
Fair Value Measurements [Line Items]
Converted shares (in Shares)			4,372,601
Converted shares value (in Dollars)			$ 17,490,404